Prospectus SI Class [Member] Average Annual Total Returns - Prospectus-SI Class	12 Months Ended	46 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(0.72%)
Performance Inception Date		Feb. 28, 2022
J.P. Morgan GBI-EM Global Diversified Composite Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	19.26%	5.31%
Performance Inception Date		Feb. 28, 2022
Payden Emerging Markets Local Bond Fund (SI Class)
Prospectus [Line Items]
Average Annual Return, Percent	20.33%	4.96%
Performance Inception Date		Feb. 28, 2022
Payden Emerging Markets Local Bond Fund (SI Class) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.47%	2.06%
Performance Inception Date		Feb. 28, 2022
Payden Emerging Markets Local Bond Fund (SI Class) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.04%	2.06%
Performance Inception Date		Feb. 28, 2022